Income Tax Expense (Recovery)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Tax Expense	Income Tax Recovery (Expense)
The components of the provision for income tax recovery (expense) are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Current	16,408	(3,219)	12,622	(8,072)
Deferred	767	(185)	761	(368)
Income tax recovery (expense)	17,175	(3,404)	13,383	(8,440)

The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Six Months Ended June 30,
	2020	2019
	$	$
Balance of unrecognized tax benefits as at January 1	62,958	40,556
Increases for positions related to the current year	2,947	2,106
Changes for positions taken in prior years	(13,424)	4,121
Decrease related to statute limitations	(1,480)	—
Balance of unrecognized tax benefits as at June 30	51,001	46,783

Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. In the three months ended June 30, 2020, the Company obtained further legal advice regarding the applicable tax rate in respect of freight taxes in a certain jurisdiction and subsequently secured an agreement in principle with a tax authority relating to an outstanding uncertain tax liability. The agreement in principle is based in part on a recent initiative of the tax authority in response to COVID-19, which included the waiver of interest and penalties on unpaid taxes. Based on this and other clarifications of tax regulations, the Company has reversed $16.6 million of freight tax liabilities in the three months ended June 30, 2020. The Company classified the remaining liability for this jurisdiction of approximately $9.8 million to accrued liabilities on the Company's unaudited consolidated balance sheet as of June 30, 2020.

The Company does not presently anticipate that its provisions for uncertain tax positions relating to freight taxes will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at the time. Such information may include legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly. The tax years 2008 through 2020 remain open to examination by some of the major jurisdictions in which the Company is subject to tax.